Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies and Practices [Abstract]
Schedule of Gains or Losses Resulting from Foreign Currency Transactions	Gains or losses resulting from foreign currency transactions are included in statements of income.
	Years ended December 31,
	2024	2025
Average rate	7.8029	7.7957

	As of December 31,
	2024	2025
Year-end spot rate	7.7700	7.7821

Schedule of Depreciates Property and Equipment

The Company depreciates property and equipment using the straight-line method as follows:

Leasehold improvement	Over the shorter of the lease term or estimated useful life
Office equipment	5 years
Furniture and fixture	5 years